Fair Value Measurements and Disclosures (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value Measurements and Disclosures [Abstract]
Assets and Liabilities Measured at Fair Value on a Recurring Basis
The Partnership’s assets and liabilities measured at fair value on a recurring basis are summarized in the following tables by the type of inputs applicable to the fair value measurements.

December 31, 2013	Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	$	$	$	$
Assets
Futures	10,656,264	–	n/a	10,656,264
Forwards	–	2,817,116	n/a	2,817,116
Total Assets	10,656,264	2,817,116	n/a	13,473,380

Liabilities
Futures	4,814,486	–	n/a	4,814,486
Forwards	–	359,643	n/a	359,643
Total Liabilities	4,814,486	359,643	n/a	5,174,129

Unrealized currency loss				(284,357)
*Net fair value	5,841,778	2,457,473	n/a	8,014,894

December 31, 2012	Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	$	$	$	$
Assets
Futures	8,424,480	–	n/a	8,424,480
Forwards	–	2,682,523	n/a	2,682,523
Total Assets	8,424,480	2,682,523	n/a	11,107,003

Liabilities
Futures	4,831,562	–	n/a	4,831,562
Forwards	–	1,526,101	n/a	1,526,101
Total Liabilities	4,831,562	1,526,101	n/a	6,357,663

Unrealized currency loss				(494,825)
*Net fair value	3,592,918	1,156,422	n/a	4,254,515

*	This amount comprises of the “Net unrealized gain on open contracts” on the Statements of Financial Condition.